Supplemental Balance Sheet Information	12 Months Ended
Dec. 31, 2013
Supplemental Balance Sheet Information
Supplemental Balance Sheet Information

NOTE 4. Supplemental Balance Sheet Information

Accounts payable (included as a separate line item in the Consolidated Balance Sheet) includes drafts payable on demand of $24 million at December 31, 2013, and $74 million at December 31, 2012. Accumulated depreciation for capital leases totaled $85 million and $73 million as of December 31, 2013, and 2012, respectively. Additional supplemental balance sheet information is provided in the table that follows.

(Millions)	2013	2012
Other current assets
Prepaid expenses and other	$602	$555
Deferred income taxes	502	472
Derivative assets-current	76	49
Product and other insurance receivables	99	125
Total other current assets	$1,279	$1,201

Investments
Equity method	$69	$105
Cost method	45	47
Other investments	8	11
Total investments	$122	$163

Property, plant and equipment - at cost
Land	$411	$413
Buildings and leasehold improvements	7,062	6,975
Machinery and equipment	14,665	14,190
Construction in progress	772	791
Capital leases	158	156
Gross property, plant and equipment	23,068	22,525
Accumulated depreciation	(14,416)	(14,147)
Property, plant and equipment - net	$8,652	$8,378

Other assets
Deferred income taxes	$360	$578
Product and other insurance receivables	96	139
Cash surrender value of life insurance policies	236	230
Other assets	288	270
Total other assets	$980	$1,217

Other current liabilities
Accrued trade payables	$547	$516
Deferred income	521	471
Derivative liabilities	103	106
Dividends payable	567	―
Employee benefits and withholdings	195	178
Product and other claims	119	147
Property and other taxes	88	87
Pension and postretirement benefits	61	55
Deferred income taxes	37	45
Other	653	676
Total other current liabilities	$2,891	$2,281

Other liabilities
Long term income taxes payable	$472	$454
Employee benefits	315	332
Product and other claims	314	314
Capital lease obligations	58	71
Deferred income	19	29
Deferred income taxes	538	167
Other	268	267
Total other liabilities	$1,984	$1,634